Raub Brock Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 108.1%
	BASIC MATERIALS — 5.4%
25	Sherwin-Williams Co.	$17,419
	COMMUNICATIONS — 10.5%
155	CDW Corp.	18,527
45	FactSet Research Systems, Inc.	15,070
		33,597
	CONSUMER, CYCLICAL — 22.9%
85	Dollar General Corp.	17,818
110	Lowe's Cos., Inc.	18,244
160	NIKE, Inc. - Class B	20,086
205	Starbucks Corp.	17,614
		73,762
	CONSUMER, NON-CYCLICAL — 37.6%
175	AbbVie, Inc.	15,328
120	Automatic Data Processing, Inc.	16,739
335	Hormel Foods Corp.	16,378
175	Medtronic PLC	18,186
50	S&P Global, Inc.	18,030
55	UnitedHealth Group, Inc.	17,147
115	Zoetis, Inc.	19,018
		120,826
	FINANCIAL — 11.0%
70	American Tower Corp. - REIT	16,921
55	Mastercard, Inc. - Class A	18,599
		35,520
	INDUSTRIAL — 10.7%
175	Canadian National Railway Co.	18,631
40	Roper Technologies, Inc.	15,804
		34,435
	TECHNOLOGY — 10.0%
70	Accenture PLC - Class A	15,819
115	Texas Instruments, Inc.	16,421
		32,240
	Total Common Stocks
	(Cost $315,200)	347,799
	SHORT-TERM INVESTMENTS — 1.0%
3,094	Federated Hermes Treasury Obligations Fund - Institutional Class, 0.01%[1]	3,094

Raub Brock Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	Total Short-Term Investments
	(Cost $3,094)	$3,094
	TOTAL INVESTMENTS — 109.1%
	(Cost $318,294)	350,893
	Liabilities in Excess of Other Assets — (9.1)%	(29,233)
	TOTAL NET ASSETS — 100.0%	$321,660

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.